Changes in accounting policies - Narrative (Details) $ in Millions	12 Months Ended
Mar. 28, 2021 CAD ($)
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Rent concessions, COVID-19 impact	$ 4.1